Investments	6 Months Ended
Jun. 30, 2019
Investments, Debt and Equity Securities [Abstract]
Investments	Investments
Available for Sale Securities
 The carrying amounts and fair values of our available for sale securities at June 30, 2019 and December 31, 2018 are as follows:

	June 30, 2019
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.7	$19.0	$0.6	$(1.9)	$17.7
Total	$17.7	$19.0	$0.6	$(1.9)	$17.7

	December 31, 2018
	Carrying Value	Cost Basis	Unrealized Gains	Unrealized Losses	Fair Value
	(In millions)
Fixed maturity securities available for sale:
Corporate debt securities	$17.8	$18.8	$0.9	$(1.9)	$17.8
Total	$17.8	$18.8	$0.9	$(1.9)	$17.8

The cost basis of fixed maturity securities available for sale includes an adjustment for amortized premium or discount and other-than-temporary-impairment recognized in earnings since the date of purchase.
As of June 30, 2019 the fixed maturity securities in our investment portfolio had a maturity of greater than one year but less than five years. Expected maturities may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties.
Net unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at June 30, 2019 and December 31, 2018 were as follows (in millions):

June 30, 2019	12 Months or Longer
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$10.1	$(1.9)
Total temporarily impaired securities	$10.1	$(1.9)

December 31, 2018	Less than 12 Months
	Fair	Unrealized
	Value	Losses
Corporate debt securities	$10.4	$(1.9)
Total temporarily impaired securities	$10.4	$(1.9)

During the six months ended June 30, 2019, we incurred $0.4 million of other-than-temporary impairment charges relating to corporate debt securities which is included in Realized gains, net on the Condensed Consolidated Statements of Operations. The impairment recorded relates to a corporate debt holding which has experienced a prolonged period of declining earnings and which we are uncertain of our ability to recover our initial investment. All of the loss represents credit loss recognized in earnings and no portion of the loss was included in other comprehensive earnings. During the three months ended June 30, 2019 and three and six months ended June 30, 2018, we incurred no other-than-temporary impairment charges relating to investment securities.
During the six months ended June 30, 2018, we sold equity securities for gross proceeds of $17.7 million, resulting in realized gains of less than $0.1 million.
As of June 30, 2019, we held $2.0 million of corporate debt securities for which an other-than-temporary impairment had been previously recognized. It is possible that future events may lead us to recognize potential future impairment losses related to our investment portfolio and that unanticipated future events may lead us to dispose of certain investment holdings and recognize the effects of any market movements in our results of operations.
Investments in Unconsolidated Affiliates
Investments in unconsolidated affiliates recorded using the equity method of accounting as of June 30, 2019 and December 31, 2018 consisted of the following (in millions):

	Ownership at June 30, 2019	June 30, 2019	December 31, 2018
Ceridian	21.7%	$380.5	$359.7
Dun & Bradstreet (defined below)	24.3%	471.4	—
Other	various	35.3	37.5
Total		$887.2	$397.2

Equity in earnings (losses) of unconsolidated affiliates for the three and six months ended June 30, 2019 and June 30, 2018 consisted of the following (in millions):

	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
Ceridian	$1.4	$(19.7)	$4.0	$(21.6)
Dun & Bradstreet (defined below)	(22.9)	—	(47.2)	—
Other	0.4	0.1	0.7	0.9
Total	$(21.1)	$(19.6)	$(42.5)	$(20.7)

Ceridian
Based on quoted market prices, the aggregate value of our ownership of Ceridian common stock is $1.5 billion as of June 30, 2019.
Summarized financial information for Ceridian for the relevant dates and time periods included in Investments in unconsolidated affiliates and Equity in earnings (losses) of unconsolidated affiliates in our Condensed Consolidated Balance Sheets and Statements of Operations, respectively, is presented below. LifeWorks Corporation Ltd. ("LifeWorks"), a former subsidiary of Ceridian, was distributed pro-rata to Ceridian shareholders contemporaneously with Ceridian's initial public offering in April 2018. On July 27, 2018, LifeWorks was sold. The results of Ceridian for the three and six months ended June 30, 2018 have been adjusted to remove the effects of the discontinued operations of LifeWorks as well as to reflect Ceridian's retrospective adoption of ASC Topic 606 and certain other accounting standards.

	June 30, 2019	December 31, 2018
	(In millions)
Total current assets before customer funds	$365.1	$330.6
Customer funds	3,986.7	2,603.5
Goodwill and other intangible assets, net	2,132.7	2,114.9
Other assets	244.8	198.8
Total assets	$6,729.3	$5,247.8
Current liabilities before customer obligations	$129.8	$149.9
Customer obligations	3,963.5	2,619.7
Long-term obligations, less current portion	660.7	663.5
Other long-term liabilities	218.2	199.2
Total liabilities	4,972.2	3,632.3
Equity	1,757.1	1,615.5
Total liabilities and equity	$6,729.3	$5,247.8

	Three months ended June 30, 2019	Three months ended June 30, 2018	Six months ended June 30, 2019	Six months ended June 30, 2018
	(In millions)		(In millions)
Total revenues	$196.3	$179.0	$400.0	$367.8
Earnings (loss) before income taxes	8.7	(52.4)	25.6	(44.4)
Earnings (loss) before discontinued operations	6.3	(53.6)	17.5	(51.4)
Net earnings (loss) attributable to Ceridian	6.3	(63.3)	17.5	(62.7)

Dun & Bradstreet
On February 8, 2019, we closed on our previously announced acquisition of DNB (the "DNB Acquisition"). The DNB Acquisition was financed through a combination of $2.1 billion of common equity financing provided to DNB's ultimate parent and acquirer Star Parent, L.P. ("Star") by a consortium of investors including Cannae and various other investors, $1.1 billion of preferred equity in a wholly-owned subsidiary of Star from various sources and $4.0 billion of debt financing from various lenders. The proceeds were used by Star and its subsidiaries to purchase DNB (collectively with Star and its subsidiaries, "Dun & Bradstreet") .
Of our previously disclosed $900.0 million commitment to purchase common equity of Star, we retained and funded a $505.6 million investment (the "Dun & Bradstreet Investment"), representing 24.5% of the outstanding common equity of Dun & Bradstreet, and syndicated the remainder to other investors. We funded the Dun & Bradstreet Investment through a combination of cash on hand and borrowings on the Margin Loan and FNF Revolver. On the closing date, we recorded income of $9.1 million for syndication fees from DNB which is recorded in Other income in our Condensed Consolidated Statement of Operations for the six months ended June 30, 2019. We also recorded a reduction in our investment of $2.9 million for our ratable portion of the syndication fees capitalized as equity issuance costs by Dun & Bradstreet.
In April 2019, we syndicated an additional $2.6 million of our Dun & Bradstreet Investment to other investors resulting in a reduction in the Company's ownership to 24.3% of the outstanding common equity of Dun & Bradstreet.
On June 27, 2019, we made an additional pro-rata investment of $23.5 million in Dun & Bradstreet. Dun & Bradstreet used the proceeds to partially fund its acquisition of Lattice (see Note A).
Summarized financial information for Dun & Bradstreet for the relevant dates and time periods included in Investments in unconsolidated affiliates and Equity in earnings (losses) of unconsolidated affiliates in our Condensed Consolidated Balance Sheets and Statements of Operations, respectively, is presented below.
We historically reported our equity in losses of Dun & Bradstreet on a one quarter lag. We now receive financial information from Dun & Bradstreet timely and record our equity in its losses on a real-time basis. As noted in the discussion under the heading Change in Accounting Principle in Note A, we have retrospectively applied the change to our prior period financial statements, including as of and for the three and six month periods ended June 30, 2019 included herein. Accordingly, our net earnings for the three and six-month periods ended June 30, 2019 include the Company’s equity in Dun & Bradstreet’s losses for the period from April 1, 2019 through June 30, 2019 and February 8, 2019 (the date of the DNB Acquisition) through June 30, 2019, respectively. See Note A for further information on the impact of the change in accounting principle.

June 30, 2019
(In millions)
Total current assets	$452.1
Goodwill and other intangible assets, net	8,153.9
Other assets	467.3
Total assets	$9,073.3

Current liabilities	$828.9
Long-term debt	3,820.3
Other non-current liabilities	1,583.3
Total liabilities	6,232.5
Preferred equity	1,028.4
Total capital	1,812.4
Total liabilities and equity	$9,073.3

	Three months ended June 30, 2019	Period from February 8, 2019 to June 30, 2019
	(In millions)
Total revenues	$398.9	$573.0
Loss before income taxes	(86.2)	(197.9)
Net loss	(60.3)	(141.6)
Dividends attributable to preferred equity and noncontrolling interest expense	(33.5)	(51.8)
Net loss attributable to Dun & Bradstreet	(93.8)	(193.4)